SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2) - CNY (¥)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Customer Loyalty Program
Provision for customer loyalty program	¥ 9,048,815	¥ 7,185,774
Advertising costs
Total advertising expenses	89,925,181	38,968,240	¥ 28,946,698
Fair value measurements
Nominal Unpaid Principal Balance	4,751,722,361	3,134,983,173
Level 2
Fair value measurements
Aggregate Fair Value	4,770,908,702	3,214,860,166
Aggregate Fair Value | Level 2
Fair value measurements
Aggregate Fair Value	4,770,908,702	3,214,860,166
Long-term borrowings, including current portion
Fair value measurements
Nominal Unpaid Principal Balance	831,202,361	1,747,583,173
Long-term borrowings, including current portion | Aggregate Fair Value | Level 2
Fair value measurements
Aggregate Fair Value	833,969,309	1,755,993,820
2018 Senior Notes
Fair value measurements
Nominal Unpaid Principal Balance	1,306,840,000	1,387,400,000
2018 Senior Notes | Aggregate Fair Value | Level 2
Fair value measurements
Aggregate Fair Value	1,332,252,796	1,458,866,346
2022 Senior Notes
Fair value measurements
Nominal Unpaid Principal Balance	2,613,680,000	0
2022 Senior Notes | Aggregate Fair Value | Level 2
Fair value measurements
Aggregate Fair Value	¥ 2,604,686,597	¥ 0